Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Significant Accounting Policies
Dividends paid to stockholders	$ 0
Share-Based Compensation
Share-based compensation expense	1,607	283
Research and development
Share-Based Compensation
Share-based compensation expense	1,052	182
General and administrative
Share-Based Compensation
Share-based compensation expense	$ 555	$ 101